Introduction and overview of Group's risk management - Fitch Credit ratings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables credit exposure	$ 199,136	$ 85,011
AA+
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables credit exposure		4,650
B
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables credit exposure	145,300	4,881
B-
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables credit exposure	7,418	14,273
BB-
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables credit exposure	6,665	7,045
Not rated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables credit exposure	$ 39,753	$ 54,162